Litigation, regulatory and similar matters	12 Months Ended
Dec. 31, 2023
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Disclosure Of Contingent Liabilities Explanatory

b) Litigation, regulatory and similar matters
The Group operates in a legal and regulatory environment

that exposes it to significant litigation and similar risks

arising
from disputes and regulatory proceedings. As a result, UBS (which for purposes of this Note may refer to

UBS Group AG
and/or

one

or

more

of

its

subsidiaries,

as

applicable)

is

involved

in

various

disputes

and

legal

proceedings,

including
litigation, arbitration, and regulatory and criminal investigations

.
Such matters

are subject

to many uncertainties,

and the outcome

and the timing

of resolution

are often difficult

to predict,
particularly

in the

earlier stages

of a

case. There

are also

situations

where the

Group may

enter into

a settlement

agreement.
This may

occur in

order to

avoid the

expense, management

distraction

or reputational

implications

of continuing

to contest
liability, even

for those matters

for which the Group

believes it should

be exonerated.

The uncertainties

inherent in all

such
matters

affect the

amount and

timing of

any potential

outflows

for both

matters

with respect

to which

provisions

have been
established and other contingent liabilities.

The Group makes provisions for such matters brought against it when, in the opinion

of management

after seeking

legal

advice,

it is

more likely

than not

that the

Group

has a

present

legal

or constructive
obligation as a result of past

events, it is probable that an

outflow of resources will be required, and the amount

can be
reliably estimated.

Where these factors are otherwise

satisfied, a provision

may be established for claims

that have not yet
been

asserted

against

the Group,

but are

nevertheless

expected

to be,

based

on the

Group’s

experience

with similar

asserted
claims. If any

of those

conditions is not

met, such matters

result in contingent

liabilities. If the

amount of an

obligation
cannot be

reliably estimated,

a liability

exists that

is not recognized

even if an

outflow of

resources is

probable. Accordingly,
no provision

is established even

if the

potential outflow of

resources with

respect to

such matters

could be

significant.
Developments relating to

a

matter that

occur after

the relevant

reporting period,

but prior

to the

issuance of

financial
statements,

which

affect

management’s

assessment

of

the

provision

for

such

matter

(because,

for

example,

the
developments

provide evidence

of conditions

that existed

at the end

of the reporting

period), are

adjusting events

after the
reporting period

under IAS 10

and must be recognized

in the financial

statements for

the reporting

period.
Specific

litigation,

regulatory

and

other

matters

are

described

below,

including

all

such

matters

that

management
considers

to

be

material

and

others

that

management

believes

to

be

of

significance

to

the

Group

due

to

potential
financial, reputational and other effects. The amount of damages claimed, the size of a transaction or other information
is provided where available and appropriate in order to assist users in considering the magnitude of potential exposures.
In the case of certain matters below, we

state that we have established a provision,

and for the other matters, we make
no such statement.

When we

make this statement

and we

expect disclosure

of the

amount of a

provision to prejudice
seriously our position with other parties in the matter because it would reveal what UBS believes to be the probable and
reliably estimable

outflow, we

do not

disclose that

amount. In

some cases

we are

subject to

confidentiality obligations
that preclude

such disclosure.

With respect

to the

matters

for which

we do

not state

whether

we have

established a
provision, either: (a) we have

not established a provision;

or (b) we have established

a provision but expect disclosure

of
that fact

to prejudice

seriously our

position with

other parties

in the

matter because

it would

reveal the

fact that

UBS
believes an outflow of resources to be probable and reliably estimable.
With respect to certain litigation, regulatory and similar matters for which we have established provisions, we are able to estimate the expected

timing of outflows.

However, the aggregate

amount of the

expected outflows for

those matters
for which

we are

able to

estimate expected

timing is

immaterial relative

to our

current and

expected levels

of liquidity
over the relevant time periods.
The aggregate amount provisioned for litigation, regulatory and similar matters as a class is disclosed in the “Provisions”
table in Note 18a

above. It is not practicable to

provide an aggregate estimate of liability

for our litigation, regulatory and
similar matters as a class of contingent liabilities beyond what has been identified as a consequence of the acquisition of
Credit Suisse

as set

out below.

Doing so

would

require UBS

to provide

speculative

legal assessments

as to

claims and
proceedings that involve

unique fact patterns

or novel legal

theories, that have

not yet been

initiated or are

at early stages
of adjudication,

or as

to which

alleged

damages

have

not

been

quantified

by the

claimants.

Although

UBS therefore
cannot provide a

numerical estimate of

the future losses

that could arise from

litigation, regulatory and

similar matters,
UBS believes that the aggregate amount of possible future losses from this class that are more than remote substantially
exceeds the level of current provisions.
Litigation, regulatory and

similar matters may also

result in non-monetary

penalties and consequences.

A guilty plea to,
or conviction

of, a

crime could

have material

consequences for

UBS. Resolution

of regulatory

proceedings may

require
UBS to obtain waivers of regulatory disqualifications to maintain certain operations,

may entitle regulatory authorities to
limit,

suspend

or

terminate

licenses

and

regulatory

authorizations,

and

may

permit

financial

market

utilities

to

limit,
suspend or terminate UBS’s participation in

such utilities. Failure to obtain such waivers,

or any limitation, suspension or
termination of licenses, authorizations or participations, could have material consequences for UBS.
The risk of loss associated with

litigation, regulatory and similar matters

is a component of operational

risk for purposes
of determining capital requirements. Information concerning our capital requirements and the calculation of operational risk for this purpose is included in the “Capital, liquidity and funding, and balance sheet”

section of this report.
Matters related

to Credit Suisse

entities are

separately described

herein. The

amounts shown

in the table

below reflect
the provisions

recorded

under

IFRS

Accounting Standards

accounting

principles.

In

connection with

the

acquisition

of
Credit

Suisse,

UBS

Group

AG

additionally

has

reflected

in

its

purchase

accounting

under

IFRS

3

a

further

valuation
adjustment

of

USD
3.8
bn

reflecting

an

updated

estimate

of

outflows

relating

to

contingent

liabilities

for

all

present
obligations included

in the

scope of

the acquisition

at fair

value upon

closing,

even if

it is

not probable

that they

will
result in an

outflow of resources,

significantly decreasing

the recognition threshold

for litigation liabilities

beyond those
that generally apply under IFRS Accounting Standards and

US GAAP.

Provisions used

in conformity

with designated

purpose include

USD
1.4
bn recorded

in Non-core

and Legacy

from the
settlement

of

the

action

by

the

DOJ

under

the

Financial

Institutions

Reform,

Recovery

and

Enforcement

Act

of

1989
related to UBS’s issuance, underwriting and sale of US residential mortgage-backed securities in 2006 and 2007.

Provisions for litigation, regulatory and similar matters

by business division and in Group Items
1
USD m
Global Wealth
Management
Personal &
Corporate
Banking

Asset
Management
Investment
Bank
Non-core
and Legacy 2 Group Items 2 Total 2023
Balance at the beginning of the year 1,182 159 8 308 771 158 2,586
Provisions recognized upon the acquisition of the Credit

Suisse Group
3
87 1 0 2 2,789 4 2,883
Increase in provisions recognized in the income statement 133 1 8 81 684 2 909
Release of provisions recognized in the income statement (8) (10) 0 (3) (48) (29) (97)
Provisions used in conformity with designated purpose (199) 0 (1) (106) (2,036) (1) (2,344)
Foreign currency translation and other movements 41 6 (1) 12 26 0 85
Balance at the end of the year 1,235 157 15 294 2,186 134 4,020 of which: Credit Suisse
3
15 1 2 8 2,182 2 2,210
1 Provisions, if any,

for the matters described in items A2, B8

and B10 of this Note are recorded in Global

Wealth Management; provisions, if

any, for the matters described

in items B1, B2, B3, B4, B5, B6,

B7, B9,
B11 and B12 of this Note are recorded in Non-core and Legacy; provisions, if any, for the matters described in items B13 and B14 of this Note are recorded in Group Items. Provisions, if any, for the matters described in items A1 and A4

of this Note are allocated between Global

Wealth Management and Personal & Corporate Banking; and provisions, if any, for the matters described in item A3 are allocated

between the Investment
Bank and Group

Items.

2 Starting with

the third quarter

of 2023, Non-core

and Legacy represents

a separate reportable

segment and Group

Functions has been

renamed Group Items.

Prior periods have

been
revised to reflect these changes.

3 Refer to Note 2 for more information about the acquisition of the Credit Suisse Group.
A. Litigation, regulatory and similar matters involving

UBS AG and subsidiaries
1. Inquiries regarding cross-border wealth management businesses

Tax and regulatory authorities in a number of

countries have made inquiries,

served requests for information or

examined
employees located in their

respective jurisdictions

relating to the

cross-border wealth

management services provided

by
UBS and other financial institutions.
Since 2013, UBS (France) S.A., UBS AG and certain former employees have been under investigation in

France in relation
to UBS’s cross-border business with French clients. In connection with this investigation, the investigating judges ordered
UBS AG to provide bail (“ caution ”) of EUR 1.1 bn.
In 2019, the court

of first instance

returned a verdict

finding UBS AG guilty

of unlawful solicitation

of clients on French
territory

and aggravated

laundering of

the proceeds

of tax

fraud, and

UBS (France)

S.A. guilty

of aiding

and abetting
unlawful solicitation

and of

laundering the

proceeds of

tax fraud.

The court

imposed fines

aggregating

EUR
3.7 bn on
UBS AG and UBS (France) S.A. and awarded

EUR
800
m of civil damages to the French

state. A trial in the Paris Court of
Appeal took place in March 2021. In

December 2021, the Court of Appeal found UBS

AG guilty of unlawful solicitation
and aggravated laundering of the proceeds of tax fraud. The court ordered a fine of EUR 3.75 m, the confiscation of EUR
1
bn, and

awarded

civil damages

to the

French state

of EUR
800
m. UBS

appealed the

decision to

the French

Supreme
Court.

The

Supreme

Court

rendered

its

judgment

on

15

November

2023.

It

upheld

the

Court

of

Appeal‘s

decision
regarding unlawful solicitation and

aggravated laundering of the proceeds

of tax fraud, but overturned the confiscation
of EUR 1
bn, the penalty

of EUR
3.75
m and the

EUR
800
m of civil

damages awarded

to the

French state.

The case

has
been remanded to

the Court of

Appeal for

a retrial regarding these

overturned elements. The

French state has

reimbursed
the EUR 800 m of civil damages to UBS AG.
Our balance sheet

at 31 December

2023 reflected a

provision in

an amount

that UBS believes

to be appropriate

under
the applicable accounting standard. As in the case of other matters for which we have established provisions, the future
outflow

of

resources

in

respect

of

such

matters

cannot

be

determined

with

certainty

based

on

currently

available
information and accordingly may ultimately

prove to be substantially greater

(or may be less) than the provision that

we
have recognized.
2. Madoff
In relation to the Bernard L. Madoff Investment Securities LLC (BMIS) investment fraud, UBS AG, UBS (Luxembourg) S.A.
(now UBS Europe SE, Luxembourg branch) and certain other UBS subsidiaries have been subject to inquiries by a

number
of regulators,

including the

Swiss Financial Market

Supervisory Authority

(FINMA) and the

Luxembourg Commission

de
Surveillance du

Secteur Financier.

Those inquiries

concerned two

third-party funds

established under

Luxembourg law,
substantially all assets of which

were with BMIS,

as well as certain

funds established in offshore

jurisdictions with either
direct or

indirect exposure

to BMIS. These

funds faced severe

losses, and the

Luxembourg funds

are in

liquidation. The
documentation

establishing

both

funds

identifies

UBS

entities

in

various

roles,

including

custodian,

administrator,
manager,

distributor and promoter,

and indicates that UBS employees serve as board

members.
In 2009 and 2010,

the liquidators of

the two Luxembourg

funds filed claims

against UBS entities,

non-UBS entities and
certain individuals,

including

current and

former

UBS employees,

seeking amounts

totaling approximately

EUR
2.1 bn,
which includes amounts that the funds may be held liable

to pay the trustee for the liquidation of BMIS (BMIS Trustee).
A large number of alleged beneficiaries have filed claims against UBS entities (and non-UBS entities) for purported losses relating to the Madoff fraud. The majority of these

cases have been filed in Luxembourg, where decisions that the claims in

eight

test

cases

were

inadmissible

have

been

affirmed

by

the

Luxembourg

Court

of

Appeal,

and

the

Luxembourg
Supreme Court has dismissed a further appeal in one of

the test cases.
In the US, the BMIS Trustee

filed claims against UBS entities, among others, in

relation to the two Luxembourg funds and
one of the offshore funds. The total amount

claimed against all defendants in these

actions was not less than USD
2 bn.
In 2014,

the

US Supreme

Court rejected

the BMIS

Trustee’s

motion for

leave to

appeal decisions

dismissing all

claims
except

those

for

the

recovery

of

approximately

USD
125
m

of

payments

alleged

to

be

fraudulent

conveyances

and
preference payments. In 2016, the

bankruptcy court dismissed these claims

against the UBS entities. In

2019, the Court
of Appeals reversed

the dismissal of the

BMIS Trustee’s remaining claims,

and the US

Supreme Court subsequently denied
a petition

seeking review

of the

Court of

Appeals’ decision.

The case

has been

remanded to

the Bankruptcy

Court for
further proceedings.
3. Foreign exchange, LIBOR and benchmark rates, and other

trading practices
Foreign

exchange-related

regulatory

matters:

Beginning

in

2013,

numerous

authorities

commenced

investigations
concerning

possible

manipulation

of

foreign

exchange

markets

and

precious

metals

prices.

As

a

result

of

these
investigations,

UBS

entered

into

resolutions

with

Swiss,

US

and

United

Kingdom

regulators

and

the

European
Commission.

UBS

was

granted

conditional

immunity

by

the

Antitrust

Division

of

the

DOJ

and

by

authorities

in

other
jurisdictions in

connection

with potential

competition

law

violations relating

to foreign

exchange and

precious

metals
businesses.
Foreign exchange-related civil litigation:

Putative class actions have

been filed since

2013 in US

federal courts and in

other
jurisdictions

against

UBS

and

other

banks

on

behalf

of

putative

classes

of

persons

who

engaged

in

foreign

currency
transactions with any of

the defendant banks. UBS has resolved

US federal court class actions

relating to foreign currency
transactions with

the defendant

banks and

persons who

transacted in

foreign exchange

futures contracts

and options
on such

futures

under

a

settlement

agreement

that

provides for

UBS to

pay

an aggregate

of USD
141
m and

provide
cooperation to the

settlement classes. Certain

class members have

excluded themselves

from that settlement

and have
filed individual

actions in

US and

English courts

against

UBS and

other banks,

alleging violations

of US

and European
competition laws and unjust enrichment. UBS and the other

banks have resolved those individual matters.
In 2015, a

putative class

action was

filed in federal

court against

UBS and numerous

other banks

on behalf of

persons
and businesses

in the US

who directly

purchased foreign

currency from

the defendants

and alleged

co-conspirators for
their own end use.

In 2022, the

court denied plaintiffs’

motion for class certification.

In March 2023, the

court granted
defendants’ summary judgment motion, dismissing the case.

Plaintiffs have appealed.
LIBOR

and

other

benchmark-related

regulatory

matters:

Numerous

government

agencies

conducted

investigations
regarding potential improper attempts by UBS,

among others, to manipulate LIBOR and

other benchmark rates at certain
times.

UBS

reached

settlements

or

otherwise

concluded

investigations

relating

to

benchmark

interest

rates

with

the
investigating

authorities.

UBS

was

granted

conditional

leniency

or

conditional

immunity

from

authorities

in

certain
jurisdictions, including the

Antitrust Division of the

DOJ and the Swiss

Competition Commission (WEKO),

in connection
with

potential

antitrust

or

competition

law

violations

related

to

certain

rates.

However,

UBS

has

not

reached

a

final
settlement with WEKO, as the Secretariat of WEKO has asserted that UBS does not qualify for full immunity.
LIBOR and other

benchmark-related civil litigation:

A number of

putative class actions

and other actions

are pending in
the federal

courts in

New York

against UBS

and numerous

other banks

on behalf

of parties

who transacted

in certain
interest rate benchmark-based derivatives.

Also pending in

the US and

in other jurisdictions are

a number of other

actions
asserting losses related

to various products

whose interest

rates were

linked to LIBOR

and other benchmarks,

including
adjustable

rate

mortgages,

preferred

and

debt

securities,

bonds

pledged

as

collateral,

loans,

depository

accounts,
investments

and

other

interest-bearing

instruments.

The

complaints

allege

manipulation,

through

various

means,

of
certain benchmark interest rates, including USD LIBOR, Euroyen TIBOR, Yen LIBOR, EURIBOR, CHF LIBOR, GBP LIBOR and
seek unspecified compensatory and other damages under

varying legal theories.
USD LIBOR class and individual

actions in the US:
In 2013 and 2015,

the district court in

the USD LIBOR actions dismissed,
in whole or in part, certain

plaintiffs’ antitrust claims, federal racketeering

claims, Commodity Exchange Act claims,

and
state common

law claims,

and again

dismissed the

antitrust claims

in 2016

following

an appeal.

In 2021,

the Second
Circuit affirmed

the district

court’s dismissal

in part

and reversed

in part

and remanded

to the

district court

for further
proceedings. The

Second Circuit,

among other

things, held

that there

was personal

jurisdiction over

UBS and

other foreign
defendants. Separately, in

2018, the Second

Circuit reversed in part

the district court’s

2015 decision dismissing

certain
individual plaintiffs’ claims and

certain of these actions

are now proceeding. In

2018, the district court denied

plaintiffs’
motions for class

certification in

the USD class

actions for

claims pending against

UBS, and plaintiffs

sought permission
to appeal that

ruling to the

Second Circuit. The Second

Circuit denied the

petition to appeal. In

2020, an individual action
was

filed

in

the

Northern

District

of

California

against

UBS

and

numerous

other

banks

alleging

that

the

defendants
conspired

to

fix

the

interest

rate

used

as

the

basis

for

loans

to

consumers

by

jointly

setting

the

USD LIBOR

rate

and
monopolized

the

market

for

LIBOR-based

consumer

loans

and

credit

cards.

In

September

2022,

the

court

granted
defendants’ motion to

dismiss the complaint

in its entirety, while

allowing plaintiffs the

opportunity to file an

amended
complaint.

Plaintiffs

filed

an

amended

complaint

in

October

2022,

and

defendants

moved

to

dismiss

the

amended
complaint.

In

October

2023,

the

court

dismissed

the

amended

complaint

with

prejudice.

In

January

2024,

plaintiffs
appealed the

dismissal to

the

Ninth Circuit

Court of

Appeals.

Defendants

filed their

response

to the

appeal

in

March
2024.
Other benchmark class actions in the US:

Yen

LIBOR

/

Euroyen

TIBOR
–

In

2017,

the

court

dismissed

one

Yen

LIBOR

/

Euroyen

TIBOR

action

in

its

entirety

on
standing grounds.

In 2020,

the appeals court

reversed the

dismissal and,

subsequently,

plaintiffs in

that action filed

an
amended complaint focused

on Yen

LIBOR. In 2022, the

court granted UBS’s motion

for reconsideration and

dismissed
the

case

against

UBS.

The

dismissal

of

the

case

against

UBS

could be

appealed

following

the

disposition

of

the

case
against the remaining defendant in the district court.
CHF LIBOR

– In 2017,

the court dismissed the

CHF LIBOR action on standing

grounds and failure to

state a claim. Plaintiffs
filed an amended

complaint, and

the court granted

a renewed motion

to dismiss in

2019. Plaintiffs appealed.

In 2021,
the Second Circuit granted the parties’ joint motion

to vacate the dismissal and remand the case

for further proceedings.
Plaintiffs filed a third amended

complaint in November 2022

and defendants moved

to dismiss the amended

complaint
in January 2023.
EURIBOR

– In 2017, the court in the EURIBOR lawsuit dismissed the case as to UBS and certain other foreign defendants
for lack of personal jurisdiction. Plaintiffs have appealed.

GBP LIBOR

– The court dismissed the GBP LIBOR action in 2019. Plaintiffs have appealed.

Government bonds:

Putative class actions

have been filed

since 2015 in

US federal courts

against UBS and

other banks
on behalf

of persons

who participated

in markets

for US

Treasury securities

since 2007.

A consolidated

complaint was
filed in 2017 in the US District Court for the Southern District of New York alleging that the banks colluded with respect
to, and

manipulated prices

of, US

Treasury securities

sold at

auction and

in the

secondary market

and asserting

claims
under the

antitrust

laws and

for

unjust

enrichment.

Defendants’

motions to

dismiss

the

consolidated

complaint

were
granted in 2021.

Plaintiffs filed an

amended complaint, which defendants

moved to dismiss

later in 2021.

In March 2022,
the court granted defendants’

motion to dismiss that

complaint, and in February

2024, the Second Circuit

affirmed the
district

court’s

dismissal.

Similar

class

actions

have

been

filed

concerning

European

government

bonds

and

other
government bonds.
In 2021,

the European

Commission

issued a

decision finding

that UBS

and six

other

banks breached

European

Union
antitrust rules in 2007–2011 relating

to European government bonds. The

European Commission fined UBS

EUR
172 m.
UBS is appealing the amount of the fine.
With respect to

additional matters

and jurisdictions

not encompassed

by the

settlements and

orders referred

to above,
our balance

sheet at

31 December

2023 reflected

a provision

in an amount

that UBS

believes to

be appropriate

under
the applicable accounting standard. As in the case of other matters for which we have established provisions, the future
outflow

of

resources

in

respect

of

such

matters

cannot

be

determined

with

certainty

based

on

currently

available
information and accordingly may ultimately

prove to be substantially greater

(or may be less) than the provision that

we
have recognized.
4. Swiss retrocessions
The Federal Supreme Court of Switzerland

ruled in 2012, in a test case

against UBS, that distribution fees paid

to a firm
for distributing third-party and intra-group investment funds and structured products must be disclosed and surrendered to clients who have entered

into a discretionary mandate

agreement with the firm,

absent a valid waiver.

FINMA issued
a supervisory note to

all Swiss banks

in response to

the Supreme

Court decision. UBS

has met the FINMA

requirements
and has notified all potentially affected clients.
The Supreme Court decision has resulted, and continues to result, in a number of client requests for

UBS to disclose and
potentially

surrender

retrocessions.

Client

requests

are

assessed

on

a

case-by-case

basis.

Considerations

taken

into
account when assessing these cases include, among other things, the existence of a discretionary mandate and whether
or not the client documentation contained a valid waiver

with respect to distribution fees.
Our

balance

sheet

at

31

December

2023 reflected

a

provision

with

respect

to

matters

described

in

this

item

4

in

an
amount that UBS

believes to be

appropriate under the

applicable accounting standard. The

ultimate exposure will

depend
on client requests and

the resolution thereof, factors that are

difficult to predict and

assess. Hence, as in the

case of other
matters for which

we have established

provisions, the future

outflow of resources

in respect of

such matters cannot

be
determined

with

certainty

based

on

currently

available

information

and

accordingly

may

ultimately

prove

to

be
substantially greater (or may be less) than the provision that we have recognized.
B. Litigation regulatory and similar matters involving

Credit Suisse entities
1. Mortgage-related matters
Government and regulatory related matters : DOJ RMBS settlement

– In January 2017, Credit Suisse Securities (USA) LLC
(CSS LLC) and

its current

and former US

subsidiaries and

US affiliates

reached a

settlement with the

US Department

of
Justice (DOJ) related to its legacy

Residential Mortgage-Backed Securities (RMBS) business, a business conducted through
2007. The

settlement resolved potential

civil claims

by the

DOJ related

to certain

of those

Credit Suisse

entities’ packaging,
marketing, structuring, arrangement, underwriting,

issuance and sale of RMBS.

Pursuant to the terms of

the settlement
a civil monetary penalty

was paid to the

DOJ in January 2017.

The settlement also required

the Credit Suisse

entities to
provide certain levels of consumer relief measures, including affordable housing payments and loan forgiveness, and the
DOJ and Credit Suisse

agreed to the appointment of

an independent monitor to oversee

the completion of the

consumer
relief

requirements

of the

settlement.

Credit

Suisse continues

to evaluate

its approach

toward

satisfying its

remaining
consumer relief obligations, and Credit Suisse currently anticipates that it will take much longer than the five-year period provided in

the settlement

to satisfy

in full

its obligations

in respect

of these

consumer relief

measures,

subject to

risk
appetite and market

conditions. Credit Suisse

expects to incur

costs in relation

to satisfying those

obligations. The amount
of consumer

relief Credit

Suisse must

provide also

increases after

2021 pursuant

to the

original settlement

by
5 % per
annum of the outstanding amount

due until these obligations are

settled. The monitor publishes reports

periodically on
these consumer relief matters.
Civil litigation:

Repurchase litigations

– CSS

LLC and/or

certain of

its affiliates

have also

been named

as defendants

in
various

civil

litigation

matters

related

to

their

roles

as

issuer,

sponsor,

depositor,

underwriter

and/or

servicer

of

RMBS
transactions. These cases currently

include repurchase actions by

RMBS trusts and/or trustees,

in which plaintiffs

generally
allege breached

representations and

warranties in

respect of

mortgage loans

and failure

to repurchase

such mortgage
loans as required

under the applicable

agreements. The amounts

disclosed below do

not reflect actual

realized plaintiff
losses to date or

anticipated future litigation exposure. Unless

otherwise stated, these amounts reflect

the original unpaid
principal

balance

amounts

as

alleged

in

these

actions

and

do

not

include

any

reduction

in

principal

amounts

since
issuance.
DLJ

Mortgage

Capital,

Inc.

(DLJ)

is

a

defendant

in

New

York

state

court

in:

(i)

one

action

brought

by

Asset

Backed
Securities Corporation Home Equity Loan Trust, Series 2006-HE7, in which plaintiff alleges damages of not less than USD
374
m in

an amended

complaint filed

in August

2019; in

January 2020,

DLJ filed

a motion

to dismiss,

which the

court
granted in part and

denied in part

in December 2023,

dismissing with prejudice all

notice-based claims; in February

2024,
the parties

filed notices

of appeal;

(ii) one

action brought

by Home Equity

Asset Trust,

Series 2006-8,

in which plaintiff
alleges damages of

not less than

USD
436
m; (iii) one

action brought by

Home Equity Asset

Trust 2007-1, in

which plaintiff
alleges

damages

of

not

less

than

USD
420
m;

in

December

2018,

the

court

denied

DLJ’s

motion

for

partial

summary
judgment in this

action, which

was affirmed

on appeal; in

March 2022,

the New York

State Court of

Appeals reversed
the decision and ordered

that DLJ’s motion

for partial summary

judgment be granted;

a non-jury trial in

the action was
held between January and February 2023, and a decision is pending; (iv) one action brought by Home Equity Asset

Trust
2007-2, in

which plaintiff alleges

damages of not

less than

USD
495
m; and (v)

one action

brought by CSMC

Asset-Backed
Trust 2007-NC1, in which no damages amount is alleged.

These actions are at various procedural stages.

DLJ was

also

a

defendant

in one

action

brought

by Home

Equity Asset

Trust Series

2007-3,

in which

plaintiff

alleged
damages of not less

than USD
206
m. In March

2022, DLJ and

the plaintiff executed

an agreement to settle

this action.
In November 2023,

the Minnesota

state court approved

the settlement through

a trust instruction

proceeding brought
by the trustee

of the plaintiff

trust. The New

York state court

dismissed the underlying

action with prejudice

in January
2024.
2. Tax and securities law matters
In May

2014, Credit

Suisse AG

entered

into settlement

agreements

with several

US regulators

regarding

its US

cross-
border matters.

As part of

the agreements,

Credit Suisse

AG, among other

things, engaged

an independent

corporate
monitor that

reports to

the New

York

State Department

of Financial

Services. As

of July

2018, the

monitor concluded
both

his

review

and

his

assignment.

Credit

Suisse

AG

continues

to

report

to

and

cooperate

with

US

authorities

in
accordance with Credit Suisse AG’s obligations under

the agreements, including by conducting a review

of cross-border
services

provided

by

Credit

Suisse’s

Switzerland-based

Israel

Desk.

Most

recently,

Credit

Suisse

AG

has

provided
information to US authorities

regarding potentially undeclared US assets held

by clients at Credit Suisse

AG since the May
2014

plea.

Credit

Suisse

AG

continues

to

cooperate

with

the

authorities.

In

March

2023,

the

US

Senate

Finance
Committee issued

a report

criticizing Credit

Suisse AG’s

history regarding

US tax

compliance. The

report

called on

the
DOJ to investigate Credit Suisse AG’s compliance with

the 2014 plea.
In February

2021, a

qui tam

complaint was

filed in

the Eastern

District of

Virginia, alleging

that Credit

Suisse AG

had
violated the False Claims Act by

failing to disclose all US accounts at

the time of the 2014 plea, which

allegedly allowed
Credit Suisse AG to pay a criminal fine in 2014 that

was purportedly lower than it should have been. The

DOJ moved to
dismiss the

case, and

the Court

summarily dismissed

the suit.

The case

is now

on appeal

with the

US Federal

Court of
Appeals for the Fourth Circuit.
3. Rates-related matters
Regulatory matters
: Regulatory authorities

in a number

of jurisdictions, including

the US, UK, EU

and Switzerland, have
for an extended period

of time been conducting

investigations into the

setting of LIBOR

and other reference

rates with
respect to a number of currencies, as well as the pricing of certain related derivatives. These ongoing investigations have included information requests

from regulators

regarding LIBOR-setting

practices and reviews

of the activities

of various
financial

institutions,

including

Credit

Suisse

Group

AG,

which

was

a

member

of

three

LIBOR

rate-setting

panels

(US
Dollar LIBOR, Swiss Franc LIBOR and Euro LIBOR).

Credit Suisse is cooperating fully with these investigations.
Regulatory authorities in a number of jurisdictions, including WEKO, the European Commission (Commission), the South
African Competition Commission and

the Brazilian Competition Authority

have been conducting investigations

into the
trading activities,

information sharing

and the

setting of

benchmark rates

in the foreign

exchange (including

electronic
trading) markets. Credit Suisse continues to cooperate with

ongoing investigations.
Credit Suisse Group

AG, Credit Suisse AG

and Credit Suisse

Securities (Europe) Limited

(CSSEL) received a

Statement of
Objections and a

Supplemental Statement of Objections

from the Commission in

July 2018 and

March 2021, respectively,
alleging that Credit

Suisse entities engaged in

anticompetitive practices in connection

with their foreign

exchange trading
business. In December 2021, the Commission issued a

formal decision imposing a fine of EUR
83.3 m. In February 2022,
Credit Suisse appealed this decision to the EU General Court.
The reference rates

investigations have also

included information requests

from regulators concerning

supranational, sub-
sovereign and agency

(SSA) bonds and

commodities markets.

Credit Suisse Group

AG and CSSEL

received a Statement
of Objections

from the

Commission in

December 2018,

alleging that

Credit Suisse

entities engaged

in anticompetitive
practices in

connection with

their SSA

bonds trading

business. In

April 2021,

the Commission

issued a

formal decision
imposing a fine of EUR 11.9
m. In July 2021, Credit Suisse appealed this decision to the

EU General Court.
Civil litigation:
USD LIBOR

litigation –
Beginning in 2011,

certain Credit Suisse

entities were

named in various

putative class

and individual
lawsuits

filed

in

the

US,

alleging

banks

on

the

US

dollar

LIBOR

panel

manipulated

US

dollar

LIBOR

to

benefit

their
reputation and increase

profits. All remaining

matters have been

consolidated for pre-trial

purposes into a

multi-district
litigation in the US District Court for the Southern District

of New York (SDNY).
In a series of rulings between 2013 and 2019

on motions to dismiss, the SDNY (i) narrowed the claims

against the Credit
Suisse entities

and the

other defendants (dismissing

antitrust, Racketeer Influenced

and Corrupt

Organizations Act (RICO),
Commodity

Exchange

Act,

and

state

law

claims),

(ii)

narrowed

the

set

of

plaintiffs

who

may

bring

claims,

and

(iii)
narrowed the set of defendants in the LIBOR actions (including the dismissal of several Credit Suisse entities from various
cases on personal jurisdiction and statute of limitation grounds). After a number of putative class and individual plaintiffs
appealed

the

dismissal

of their

antitrust

claims

to the

United States

Court

of

Appeals

for

the

Second

Circuit

(Second
Circuit),

in

December

2021,

the

Second

Circuit

affirmed

in

part

and

reversed

in

part

the

district

court’s

decision

and
remanded the case to the SDNY.
Separately, in May 2017, the

plaintiffs in three putative

class actions moved for class

certification. In February 2018,

the
SDNY denied certification in two

of the actions and

granted certification over a single

antitrust claim in an

action brought
by over-the-counter purchasers of LIBOR-linked derivatives.
USD

ICE

LIBOR

litigation

–

In

August

2020,

members

of

the

ICE

LIBOR

panel,

including

Credit

Suisse

Group

AG

and
certain of its affiliates, were named

in a civil action in

the US District Court for the

Northern District of California, alleging
that panel

banks manipulated

ICE LIBOR

to profit

from variable

interest loans

and credit

cards. In

December 2021,

the
court denied plaintiffs’

motion for preliminary

and permanent

injunctions to enjoin

panel banks from

continuing to

set
LIBOR or automatically setting

the benchmark to zero

each day, and in September

2022, the court granted

defendants’
motions to dismiss.

In October 2022,

plaintiffs filed an

amended complaint. In

November 2022, defendants

filed a motion
to dismiss the amended complaint. In October 2023, the court dismissed the amended complaint with prejudice without
leave to amend. Plaintiffs have appealed.
CHF LIBOR litigation

– In February 2015, various

banks that served on

the Swiss franc LIBOR

panel, including Credit Suisse
Group AG,

were named

in a

civil putative

class action

lawsuit filed

in the

SDNY, alleging

manipulation

of Swiss

franc
LIBOR to benefit defendants’ trading positions. After defendants’ motion to dismiss for lack of subject matter jurisdiction
was granted and

plaintiffs successfully appealed, in

July 2022, Credit

Suisse entered into

an agreement to

settle all claims.
In February and

September 2023,

respectively,

the court

entered

orders granting

preliminary

and final

approval

to the
agreement to settle all claims.
Foreign exchange litigation

–

Credit Suisse Group

AG and affiliates

as well as

other financial institutions have

been named
in civil lawsuits relating to the alleged manipulation of foreign exchange rates.
Credit Suisse AG,

together with

other financial

institutions, was named

in a consolidated

putative class action

in Israel,
which made allegations

similar to the

consolidated class action.

In April 2022,

Credit Suisse entered

into an agreement
to settle all claims. The settlement remains subject to court approval.
Treasury markets litigation

– CSS LLC, along

with over 20

other primary dealers of

US treasury securities,

was named in
a number

of putative civil

class action complaints

in the US

relating to

the US treasury

markets. These complaints

generally
alleged that the defendants

colluded to manipulate

US treasury auctions, as well

as the pricing of

US treasury securities
in the

when-issued market, with

impacts upon

related futures

and options,

and that

certain of

the defendants

participated
in

a

group

boycott

to

prevent

the

emergence

of

anonymous

all-to-all

trading

in

the

secondary

market

for

treasury
securities. In

March 2022, the

SDNY granted

defendants’ motion

to dismiss

and dismissed with

prejudice all

claims against
the defendants,

and in February 2024, the Second Circuit affirmed the

district court’s dismissal.
SSA bonds litigation

– Credit Suisse Group AG and certain of its affiliates, together with other financial institutions, were named in two Canadian

putative class actions, which allege

that defendants conspired to fix

the prices of SSA

bonds sold
to and purchased from investors

in the secondary market.

One putative class action

was dismissed against Credit

Suisse
in February 2020. In October 2022,

in the second action, Credit

Suisse entered into an agreement to settle

all claims. The
settlement remains subject to court approval.
Credit default swap auction litigation –
In June 2021, Credit Suisse Group AG and affiliates, along with other banks and
entities, were

named in

a putative

class action

complaint

filed in

the US

District Court

for the

District of

New Mexico
alleging manipulation of

credit default

swap (CDS)

final auction prices.

In April

2022, defendants filed

a motion

to dismiss.
In June 2023, the

court granted in part and

denied in part defendants’

motion to dismiss.

In November 2023, defendants
filed a motion

to enforce the previous

CDS settlement with

the SDNY. In

January 2024, the

SDNY ruled that, to

the extent
claims

in

the

New

Mexico

action

arise

from

conduct

prior

to

30

June

2014,

those

claims

are

barred

by

the

SDNY
settlement. In February 2024, the plaintiffs filed a notice of appeal of the SDNY decision.
4. OTC trading cases
Interest rate

swaps litigation:

Credit

Suisse Group

AG and

affiliates,

along with

other financial

institutions,

have been
named in

a consolidated putative

civil class

action complaint

and complaints

filed by

individual plaintiffs relating

to interest
rate swaps, alleging that dealer defendants conspired with trading platforms to prevent the development of interest rate swap exchanges.

The

individual

lawsuits

were

brought

by TeraExchange

LLC, a

swap execution

facility,

and affiliates;
Javelin Capital Markets

LLC, a swap execution

facility,

and an affiliate;

and trueEX LLC, a

swap execution facility,

which
claim to have suffered

lost profits as a result

of defendants’ alleged conspiracy.

All interest rate swap

actions have been
consolidated in a multi-district litigation in the SDNY.
Defendants moved to dismiss the putative class and

individual actions, and the SDNY granted in

part and denied in part
these motions.
In February 2019, class plaintiffs in the consolidated multi-district litigation filed a motion for class certification. In March
2019, class plaintiffs filed a fourth

amended consolidated class action complaint.

In January 2022, Credit Suisse entered
into an agreement to settle all class action

claims. The settlement remains subject to

court approval. In December 2023,
the SDNY denied the motion for class certification. In January 2024, class plaintiffs filed a petition for leave to appeal the
denial of class certification.
Credit default swaps

litigation
: In June

2017, Credit Suisse Group

AG and affiliates,

along with other

financial institutions,
were named in a

civil action filed

in the SDNY by

Tera Group, Inc. and

related entities (Tera), alleging

violations of antitrust
law in

connection with

the allegation

that CDS

dealers conspired

to block

Tera’s electronic

CDS trading

platform from
successfully entering the

market. In July

2019, the SDNY

granted in

part and

denied in

part defendants’ motion

to dismiss.
In January

2020, plaintiffs

filed an

amended complaint.

In April

2020, defendants

filed a

motion to

dismiss. In

August
2023, the court granted the motion, dismissing all claims

with prejudice. Plaintiffs have appealed.
Stock

loan

litigation
:

Credit

Suisse

Group

AG

and

certain

of

its

affiliates,

as

well

as

other

financial

institutions,

were
originally named in a number of civil lawsuits in the SDNY, certain of which are brought by class action plaintiffs alleging that the defendants

conspired to keep

stock-loan trading in

an over-the-counter market and

collectively boycotted certain
trading platforms that sought to enter the market, and certain of which are brought by trading platforms that sought to enter the market alleging

that the defendants collectively

boycotted the platforms. In

January 2022, Credit Suisse

entered
into an

agreement

to settle

all class

action claims.

In February

2022, the

court

entered

an order

granting

preliminary
approval to the agreement to settle all class action claims. The settlement remains subject to final court approval.

In October 2021, in

a consolidated civil

litigation brought in

the SDNY by entities

that developed a

trading platform for
stock loans that sought

to enter the

market, alleging that

the defendants collectively

boycotted the platform,

the court
granted defendants’

motion to dismiss.

In October 2021,

plaintiffs filed a

notice of appeal.

In March 2023,

the Second
Circuit affirmed the decision granting defendants’ motion to dismiss.
Odd-lot corporate bond litigation:
In April 2020, CSS LLC and other financial

institutions were named in a putative class
action complaint

filed in

the SDNY,

alleging a

conspiracy among

the financial

institutions to

boycott electronic

trading
platforms

and

fix

prices

in

the

secondary

market

for

odd-lot

corporate

bonds.

In

October

2021,

the

SDNY

granted
defendants’ motion to dismiss. Plaintiffs have appealed.
5. ATA litigation
Since November 2014,

a series of

lawsuits have

been filed against

a number of

banks, including Credit

Suisse AG and,
in two instances, Credit Suisse AG,

New York Branch, in the US District Court for

the Eastern District of

New York (EDNY)
and

the

SDNY

alleging

claims

under

the

United

States

Anti-Terrorism

Act

(ATA)

and

the

Justice

Against

Sponsors

of
Terrorism

Act. The plaintiffs in each of

these lawsuits are, or are relatives of, victims

of various terrorist attacks in Iraq and
allege

a

conspiracy

and/or

aiding

and

abetting

based

on

allegations

that

various

international

financial

institutions,
including the defendants,

agreed to alter, falsify or omit

information from payment messages

that involved Iranian

parties
for

the

express

purpose

of

concealing

the

Iranian

parties’

financial

activities

and

transactions

from

detection

by

US
authorities. The lawsuits

allege that

this conduct has

made it possible

for Iran to

transfer funds to

Hezbollah and

other
terrorist organizations actively engaged in harming US

military personnel and civilians. In January

2023, the United States
Court of Appeals for the Second Circuit affirmed

a September 2019 ruling by the EDNY granting defendants’ motion to dismiss the first filed

lawsuit. In October

2023, the United

States Supreme

Court denied plaintiffs’

petition for a

writ of
certiorari. In February 2024, plaintiffs

filed a motion to vacate

the judgment in the first

filed lawsuit. Of the other

seven
cases, four

are stayed,

including one

that was

dismissed as

to Credit

Suisse and

most of

the bank

defendants prior

to
entry of the

stay,

and in three

plaintiffs have filed

amended complaints,

including two

that were

dismissed prior to

the
court allowing plaintiffs to replead.
6. Customer account matters
Several clients have claimed that a former relationship

manager in Switzerland had exceeded his investment authority in
the

management

of their

portfolios,

resulting

in

excessive

concentrations

of certain

exposures

and

investment

losses.
Credit Suisse

AG is investigating

the claims,

as well as

transactions among

the clients.

Credit Suisse

AG filed a

criminal
complaint

against

the

former

relationship

manager

with

the

Geneva

Prosecutor’s

Office

upon

which

the

prosecutor
initiated a

criminal investigation.

Several

clients of

the former

relationship manager

also filed

criminal complaints

with
the Geneva Prosecutor’s Office. In February 2018, the former relationship manager was sentenced to five years in prison by

the

Geneva

criminal

court

for

fraud,

forgery

and

criminal

mismanagement

and

ordered

to

pay

damages

of
approximately USD 130
m. Several parties

appealed the judgment.

In June 2019,

the Criminal Court

of Appeals of

Geneva
ruled in the appeal

of the judgment against the

former relationship manager, upholding the main findings of the Geneva criminal court.

Several parties

appealed the

decision to

the Swiss

Federal Supreme

Court. In

February 2020,

the Swiss
Federal Supreme Court rendered its judgment on the

appeals, substantially confirming the findings of

the Criminal Court
of Appeals of Geneva.
Civil lawsuits have

been initiated

against Credit Suisse

AG and/or certain

affiliates in

various jurisdictions,

based on the
findings established in the criminal proceedings against the former relationship manager.
In Singapore,

in the

civil lawsuit

brought against

Credit Suisse

Trust Limited,

a Credit

Suisse AG

affiliate, in

May 2023,
the Singapore International Commercial Court issued a first instance judgment finding for the plaintiffs and directing the
parties’

experts

to agree

on the

amount of

the

damages

award

according to

the

calculation

method and

parameters
adopted

by

the

court.

As the

parties’

experts

were

unable

to

agree

on

the

amount

of

the

damages,

following

court
directions, the parties filed their proposed

draft orders with supporting documents in August

2023. In September 2023,
the court

ruled that

the damages

under its

May 2023

judgment are

USD
742.73
m, excluding

post-judgment

interest.
This figure does

not exclude

potential overlap with

the Bermuda proceedings

against Credit Suisse

Life (Bermuda)

Ltd.,
which are

currently being

appealed. The

court ordered

the parties

to ensure

that there

shall be

no double

recovery in
relation to this award

and any sum recovered

in the Bermuda proceedings.

Credit Suisse Trust Limited

has appealed the
judgment and has

applied for a

stay of execution

pending that appeal.

In November

2023, the court

granted a

stay of
execution of its

May 2023 judgment pending

appeal on the condition

that damages awarded and

post-judgment interest
accrued are paid into court deposit within 21

days, which condition was satisfied.
In Bermuda, in

the civil lawsuit

brought against

Credit Suisse

Life (Bermuda) Ltd.,

a Credit Suisse

AG affiliate, trial

took
place in the Supreme Court of Bermuda in

November and December 2021. The Supreme Court of Bermuda issued a first
instance judgment in March 2022, finding for the plaintiff. In May

2022, the Supreme Court of Bermuda issued an order
awarding damages of USD 607.35
m to the

plaintiff. In May 2022,

Credit Suisse Life (Bermuda)

Ltd. appealed the decision
to the

Bermuda Court of

Appeal. In

July 2022, the

Supreme Court of

Bermuda granted a

stay of

execution of its

judgment
pending

appeal

on

the

condition

that

damages

awarded

were

paid

into

an

escrow

account

within
42

days,

which
condition was satisfied. In June 2023, the Bermuda Court of Appeal issued its judgment confirming the award issued by
the Supreme Court

of Bermuda and upholding

the Supreme Court

of Bermuda’s finding that

Credit Suisse Life (Bermuda)
Ltd. had

breached

its contractual

and fiduciary

duties,

but overturning

the

Supreme

Court

of Bermuda’s

finding

that
Credit Suisse Life (Bermuda) Ltd. had made fraudulent misrepresentations. In July 2023, Credit Suisse Life (Bermuda) Ltd.
filed its

notice of

motion for

leave to

appeal to

the Judicial

Committee

of the

Privy

Council and

applied

for a

stay

of
execution of the Bermuda Court of Appeal’s judgment pending the outcome of the appeal to the Judicial Committee of
the Privy

Council on

the condition

that the

damages awarded

remain within

the escrow

account and

that interest

be
added to the escrow account

calculated at the Bermuda statutory

rate of
3.5
%. A hearing on the applications

for leave
to appeal and stay of execution took

place in December 2023. Further, in

December 2023, USD
75 m was released from
the escrow account and

paid to plaintiffs. In

February 2024, the Bermuda

Court of Appeal granted

leave to appeal and
ordered that the current

stay shall continue pending

determination of the appeal

to the Judicial Committee

of the Privy
Council until

and unless

the plaintiffs provide

a top

tier bank guarantee

for the

remaining judgment debt

of USD
536.64 m
plus interest.
In Switzerland,

civil lawsuits

have commenced

against Credit

Suisse AG

in the

Court of

First Instance

of Geneva,

with
statements of claim served in March 2023.
7. Mozambique matter
Credit

Suisse

has

been

subject

to

investigations

by

regulatory

and

enforcement

authorities,

as

well

as

civil

litigation,
regarding certain Credit Suisse

entities’ arrangement of loan financing to Mozambique state enterprises, Proindicus

S.A.
and Empresa Moçambicana de Atum S.A. (EMATUM), a

distribution to private investors of loan participation notes (LPN)
related to

the EMATUM

financing in

September 2013,

and certain

Credit Suisse

entities’ subsequent

role in

arranging
the exchange of

those LPNs for

Eurobonds issued

by the Republic

of Mozambique.

In 2019, three

former Credit

Suisse
employees pleaded guilty in the EDNY to accepting improper personal benefits in connection with financing transactions
carried out with two Mozambique state enterprises.
In October 2021, Credit Suisse reached settlements

with the DOJ, the US Securities and

Exchange Commission (SEC), the
UK Financial

Conduct Authority

(FCA) and

FINMA to

resolve inquiries

by these

agencies, including

findings that

Credit
Suisse failed to appropriately

organize and conduct

its business with due

skill and care,

and manage risks. Credit

Suisse
Group AG entered into a three-year Deferred Prosecution Agreement (DPA) with the DOJ in connection with the criminal
information

charging

Credit

Suisse Group

AG with

conspiracy

to commit

wire

fraud

and consented

to the

entry

of a
Cease and Desist Order by the

SEC. Under the terms of the

DPA, UBS Group AG (as

successor to Credit Suisse Group AG)
must continue

compliance enhancement

and remediation

efforts agreed

by Credit

Suisse, report

to the

DOJ on

those
efforts for

three years

and undertake

additional measures

as outlined

in the

DPA. If

the DPA’s

conditions are

complied
with,

the

charges

will

be

dismissed

at

the

end

of

the

DPA’s

three-year

term.

In

addition,

CSSEL

entered

into

a

Plea
Agreement and pleaded guilty to one count of conspiracy to

violate the US federal wire fraud statute. CSSEL is bound by the same

compliance, remediation

and reporting

obligations under

the DPA.

The total

monetary sanctions

paid to

the
DOJ and

SEC,

taking

into

account

various

credits

and

offsets, was

approximately

USD
275
m.

Under

the

terms

of the
resolution

with the

DOJ, Credit

Suisse also

paid

USD
22.6
m in

restitution

to eligible

investors in

the

2016 Eurobonds
issued by the Republic of Mozambique.
In connection with the resolution with the FCA, Credit Suisse paid a penalty of approximately USD 200 m and, further to an agreement with the FCA, forgave USD 200 m of debt owed to Credit Suisse by Mozambique.
The FINMA

decree concluding

its enforcement

proceeding,

ordered the

bank to

remediate

certain deficiencies.

Credit
Suisse’s implementation of

the measures required

under the FINMA

decree has been

reviewed by an

independent third
party

appointed

by

FINMA,

which

review

recommends

some

enhancements

to

the

measures

that

Credit

Suisse

has
implemented. FINMA also arranged for certain existing transactions to be reviewed by the same independent third party
on the basis of specific risk criteria, and required enhanced disclosure of certain sovereign transactions.
In February 2019, certain Credit Suisse entities, three former employees and several other unrelated entities were sued in
the

English

High

Court

by the

Republic

of Mozambique

seeking

a

declaration

that

the

sovereign

guarantee

issued in
connection with

the ProIndicus

loan syndication

was void,

and damages.

Credit Suisse

entities subsequently

filed cross
claims against

several entities

controlled by

Privinvest Holding SAL

(Privinvest) that

acted as

the project

contractor, Iskandar
Safa, the owner of Privinvest, and several Mozambique officials. In addition, several of the banks that participated in the
ProIndicus loan syndicate brought claims against Credit Suisse entities seeking a declaration that Credit Suisse is liable to compensate them for

alleged losses suffered

as a

result of any

invalidity of the

sovereign guarantee or

damages stemming
from the alleged loss.

In September 2023, Credit

Suisse, the Republic of

Mozambique, and certain

of the lenders in the
ProIndicus syndicate

entered into

a settlement

agreement that,

with the

subsequent settlement

with Privinvest

entities
referred to below, resolved all claims involving Credit Suisse entities in the English High Court.
In February 2022, Privinvest and Iskandar Safa brought a defamation claim in a Lebanese court against CSSEL and Credit
Suisse Group AG and in November 2022, a

Privinvest employee who was the lead negotiator

on behalf of the Privinvest
entities in

relation to

the Mozambique

transactions,

also brought

a defamation

claim in

the same

court against

those
entities. In November 2023, UBS Group AG

(as successor to Credit Suisse Group AG),

the Credit Suisse entities, Privinvest
and Iskandar Safa entered into an agreement to settle

all claims among them in the English High Court and in Lebanon.
8. Cross-border private banking matters
Credit Suisse

offices in

various locations,

including the

UK, the

Netherlands, France

and Belgium,

have been

contacted
by regulatory

and law enforcement

authorities that

are seeking

records and

information concerning

investigations into
Credit Suisse’s historical private banking

services on a

cross-border basis and in part

through its local branches

and banks.
Credit

Suisse

has

conducted

a

review

of

these

issues,

the

UK

and

French

aspects

of

which

have

been

closed,

and

is
continuing to cooperate with the authorities.
9. ETN-related litigation
XIV litigation:
Since March

2018, three

class action

complaints were

filed in

the SDNY

on behalf

of a

putative class

of
purchasers of VelocityShares

Daily Inverse VIX Short Term

Exchange Traded

Notes linked to the S&P 500 VIX Short-Term
Futures Index

due December

4, 2030

(XIV ETNs).

In August

2018, plaintiffs

filed a

consolidated amended

class action
complaint, naming

Credit Suisse

Group

AG and

certain affiliates

and executives,

which asserts

claims for

violations of
Sections 9(a)(4), 9(f), 10(b) and 20(a) of the US

Securities Exchange Act of 1934 and Rule 10b-5 thereunder and Sections
11 and

15 of

the US

Securities Act

of 1933

and alleges

that the

defendants are responsible

for losses

to investors

following
a decline in the value of XIV ETNs in February

2018. Defendants moved to dismiss the amended

complaint in November
2018.

In

September

2019,

the

SDNY

granted

defendants’

motion

to

dismiss

and

dismissed

with

prejudice

all

claims
against the defendants.

In October 2019,

plaintiffs filed

a notice of

appeal. In April

2021, the Second

Circuit issued

an
order affirming in part and vacating in part the

SDNY’s September 2019 decision granting defendants’ motion to dismiss with prejudice.

In July

2022, plaintiffs

filed a

motion for

class certification.

In March

2023, the

court denied

plaintiffs’
motion to

certify two

of their

three alleged

classes and

granted plaintiffs’

motion to

certify their

third alleged

class. In
March

2023,

defendants

moved

for

reconsideration

and

filed

a

petition

for

permission

to

appeal

the

court’s

class
certification decision to

the Second Circuit. In

April 2023, plaintiffs filed

a motion seeking

leave to amend

their complaint.
In May 2023, plaintiffs filed

a renewed motion for class

certification, which defendants have

opposed. In January 2024,
the

court

issued

an

order

denying

plaintiffs’

motion

to

amend.

In

March

2024,

the

court

denied

plaintiffs’

renewed
motion to certify two of the three alleged classes, without prejudice, and denied defendants’ motion for reconsideration on the certification of the third alleged class.
DGAZ litigation:
In January 2022, Credit Suisse

AG was named in a class

action complaint filed in the

SDNY brought on
behalf of

a putative

class of

short sellers

of VelocityShares

3x Inverse

Natural Gas

Exchange Traded

Notes linked

to the
S&P GSCI Natural Gas Index ER due February 9, 2032 (DGAZ ETNs). The complaint asserts claims for violations of Section
10(b) of the US Securities Exchange Act of 1934 and Rule

10b-5 thereunder and alleges that Credit Suisse is responsible for losses

suffered by

short

sellers following

a June

2020 announcement

that Credit

Suisse would

delist and

suspend
further issuances of

the DGAZ ETNs.

In July 2022,

Credit Suisse AG

filed a motion

to dismiss. In

March 2023, the

court
granted Credit Suisse

AG’s motion to

dismiss. In May

2023, the court

entered an order

dismissing the case

with prejudice.
In February 2024, the Second Circuit affirmed the district court’s dismissal.
10. Bulgarian former clients matter
Credit Suisse AG has been

responding to an investigation by

the Swiss Office of the

Attorney General (SOAG) concerning
the

diligence

and

controls

applied

to

a

historical

relationship

with

Bulgarian

former

clients

who

are

alleged

to

have
laundered funds through Credit Suisse AG

accounts. In December 2020,

the SOAG brought charges

against Credit Suisse
AG and

other parties.

Credit

Suisse AG

believes its

diligence and

controls complied

with applicable

legal requirements
and intends

to defend

itself vigorously.

The trial

in the

Swiss Federal

Criminal

Court took

place in

the first

quarter

of
2022. In

June 2022, Credit

Suisse AG

was convicted in

the Swiss

Federal Criminal Court

of certain

historical organizational
inadequacies in its anti-money laundering framework and ordered to pay a fine of CHF
2 m. In addition, the court seized
certain client assets in

the amount of approximately CHF
12
m and ordered Credit Suisse AG to

pay a compensatory claim
in the

amount

of approximately

CHF
19
m. In

July 2022,

Credit

Suisse

AG appealed

the decision

to the

Swiss

Federal
Court of Appeals.
11. SCFF
Credit

Suisse

has

received

requests

for

documents

and

information

in

connection

with

inquiries,

investigations,
enforcement

and other

actions relating

to the

supply chain

finance funds

(SCFF) matter

by FINMA,

the FCA

and other
regulatory and

governmental agencies.

The Luxembourg

Commission de

Surveillance du

Secteur Financier

is reviewing
the matter and has commissioned a report from

a third party.

Credit Suisse is cooperating with these authorities.
In February 2023, FINMA announced

the conclusion of its enforcement

proceedings against Credit Suisse

in connection
with the SCFF matter. In its order, FINMA reported that Credit Suisse had seriously breached applicable Swiss supervisory
laws in

this context

with regard

to risk

management

and appropriate

operational structures.

While FINMA

recognized
that

Credit

Suisse

has

already

taken

extensive

organizational

measures

based

on

its

own

investigation

into

the

SCFF
matter, particularly to strengthen

its governance and control

processes, and FINMA is

supportive of these measures, the
regulator

has

ordered

certain

additional

remedial

measures.

These

include

a

requirement

that

the

most

important
(approximately 500
) business

relationships

must be

reviewed periodically

and holistically

at the

Credit Suisse

Executive
Board level, in

particular for counterparty

risks, and that

Credit Suisse must

set up

a document defining

the responsibilities
of approximately 600

of its

highest-ranking managers. The

latter of these

measures has

been made

applicable UBS Group.
Separate from

the enforcement

proceeding regarding

Credit Suisse,

FINMA has

opened four

enforcement proceedings
against former managers of Credit Suisse.
In

May

2023,

FINMA

opened

an

enforcement

proceeding

against

Credit

Suisse

in

order

to

confirm

compliance

with
supervisory requirements in response to inquiries from FINMA’s enforcement division in the SCFF matter.
The Attorney General of the Canton of Zurich has initiated a criminal procedure in connection with the SCFF matter and several fund investors have joined the procedure as interested parties. In such procedure, while certain former and active
Credit Suisse

employees, among

others, have

been named

as accused

persons, Credit

Suisse itself

is not a

party to the
procedure.
Certain civil actions have

been filed by fund

investors and other

parties against Credit

Suisse and/or certain officers

and
directors in

various jurisdictions,

which make

allegations including

mis-selling and

breaches of

duties of

care, diligence
and other fiduciary duties.

12. Archegos
Credit

Suisse has

received

requests

for documents

and information

in connection

with inquiries,

investigations

and/or
actions relating

to Credit

Suisse’s

relationship

with

Archegos

Capital

Management

(Archegos),

including

from

FINMA
(assisted by

a third

party appointed

by FINMA),

the DOJ,

the SEC,

the US

Federal Reserve,

the US

Commodity Futures
Trading

Commission

(CFTC),

the

US

Senate

Banking

Committee,

the

Prudential

Regulation

Authority

(PRA),

the

FCA,
COMCO, the

Hong Kong

Competition

Commission

and other

regulatory

and governmental

agencies.

Credit

Suisse

is
cooperating with the authorities in these matters.
In

July

2023,

the

US

Federal

Reserve

and

the

PRA

announced

resolutions

of

their

investigations

of

Credit

Suisse’s
relationship with

Archegos. UBS

Group AG,

Credit Suisse

AG, Credit Suisse

Holdings (USA)

Inc., and

Credit Suisse

AG,
New York Branch entered into an Order to Cease and Desist with the Board of Governors of the Federal Reserve System.
Under the

terms of

the order,

Credit Suisse

paid a

civil money

penalty of

USD
269
m and

agreed to

undertake certain
remedial

measures

relating

to

counterparty

credit

risk

management,

liquidity

risk

management

and

non-financial

risk
management, as well as enhancements to board oversight

and governance.
CSI and CSSEL entered into a settlement agreement with the PRA providing for the resolution of the PRA’s investigation, following which the

PRA published a Final

Notice imposing a

financial penalty of GBP
87
m on CSI

and CSSEL for breaches
of various of the PRA’s Fundamental Rules.
FINMA also entered a decree dated 14 July 2023 announcing the conclusion of its enforcement proceeding, finding that
Credit Suisse had

seriously violated

financial market

law in connection

with its business

relationship with Archegos

and
ordering remedial measures

directed at Credit

Suisse AG and

UBS Group AG,

as the legal

successor to Credit

Suisse Group
AG. These include

a requirement that

UBS Group

AG apply its

restrictions on its

own positions relating

to individual clients
throughout

the

financial

group,

as

well

as

adjustments

to

the

compensation

system

of

the

entire

financial

group

to
provide

for

bonus

allocation

criteria

that

take

into

account

risk

appetite.

FINMA

also

announced

it

has

opened
enforcement proceedings against a former Credit Suisse

manager in connection with this matter.
Civil actions

relating to

Credit Suisse’s

relationship with

Archegos have

been filed

against Credit

Suisse and/or

certain
officers and directors, including claims for breaches of fiduciary duties.
13. Credit Suisse financial disclosures
Credit

Suisse

Group

AG

and

certain

directors,

officers

and

executives

have

been

named

in

securities

class

action
complaints pending in the

SDNY.

These complaints, filed on

behalf of purchasers

of Credit Suisse shares,

additional tier
1

capital

notes

(“AT1

notes”),

and

other

securities

in

2023,

allege

that

defendants

made

misleading

statements
regarding: (i) customer outflows in late 2022; (ii) the adequacy of Credit Suisse’s financial reporting controls; and (iii) the adequacy of

Credit

Suisse’s

risk management

processes,

and include

allegations

relating

to Credit

Suisse Group

AG’s
merger with

UBS Group

AG. Many

of the

actions have

been consolidated,

and a

motion to

dismiss has

been filed

and
remains pending. One additional

action, filed in October

2023, has been stayed pending

a determination on whether

it
should be consolidated with the earlier actions.
Credit

Suisse

has

received

requests

for

documents

and

information

from

regulatory

and

governmental

agencies

in
connection with

inquiries, investigations and/or

actions relating

to these

matters, as

well as

for other

statements regarding
Credit Suisse’s

financial

condition, including

from the

SEC, the

DOJ and

FINMA. Credit

Suisse is

cooperating

with the
authorities in these matters.
14. Merger-related litigation
Certain Credit Suisse

Group AG affiliates

and certain directors,

officers and executives

have been named

in class action
complaints pending

in the

SDNY.

One complaint,

brought on

behalf of

Credit Suisse

shareholders, alleges

breaches of
fiduciary duty under Swiss law and civil

RICO claims under United States federal law. In February 2024, the court granted
defendants’ motions to

dismiss the

civil RICO claims

and conditionally dismissed

the Swiss law

claims pending defendants’
acceptance

of

jurisdiction

in

Switzerland.

In

March

2024,

having

received

consents

to

Swiss

jurisdiction

from

all
defendants served

with the

complaint, the

court

dismissed

the Swiss

law claims

against those

defendants.

Additional
complaints,

brought

on

behalf

of

holders

of

Credit

Suisse

additional

tier

1

capital

notes

(“AT1

noteholders”)

allege
breaches of fiduciary duty

under Swiss law,

arising from a series

of scandals and misconduct, which

led to Credit Suisse
Group AG’s merger with UBS Group AG, causing losses to shareholders and AT1 noteholders. The motion to dismiss the first

of

these

complaints

was

granted

in

March

2024

on

the

basis

that

Switzerland

and

not

New

York

is

the

most
appropriate forum for litigation.